Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                    December 3, 2014


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Amendment No. 1 to
	       Spruce Valley Acquisition Corporation
		File No. 000-55307

Gentlemen:

     I attach for filing Amendment No. 1 to the Spruce Valley
Acquisition Corporation registration statement on Form 10-12g.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated November 28, 2104 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

     The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter.

Report of Independent Registered Public Accounting Firm

1.   The noted date has been added.

Item 15.  Financial Statements and Exhibits


2. The Staff's comment is noted and the correction has been made.


	                         Sincerely,



	                         /s/ Lee Cassidy

				  Cell phone:  202-415-3563